Long-Term Debt, net - Exit Fee (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Exit Fees
Exit fees accrued	$ 21,583	$ 21,099
Aggregate exit fee payable	24,000
Long-term debt, net
Exit Fees
Exit fees accrued	$ 21,600